Summary of Significant Accounting Policies - Vessels and Equipment (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Jan. 13, 2022 shares
Stonepeak Transaction [Line Items]
Partners' Capital Account, Acquisitions			$ 2,751
Depreciation of vessels and equipment	$ 113,400	$ 102,200	102,400
Interest costs capitalized to vessels and equipment	$ 14,600	$ 13,100	0
Number of vessels | vessel	15	10
Teekay corporation
Stonepeak Transaction [Line Items]
Partners' Capital Account, Acquisitions			$ (2,800)
Teekay corporation | Common Class A [Member]
Stonepeak Transaction [Line Items]
Partners' Capital Account, Number of Units Owned by Controlling Interest | shares				36.0
NGL segment
Stonepeak Transaction [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Stonepeak Transaction [Line Items]
Estimated useful life in years	35 years
Steam LNG carriers
Stonepeak Transaction [Line Items]
Estimated useful life in years	25 years
Number of vessels | vessel	7
Minimum | Dry-docking Activity
Stonepeak Transaction [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Stonepeak Transaction [Line Items]
Estimated useful life in years	5 years